13. Long term financial assets (Details) - Preferred Shares - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Fair value of preferred shares	€ 3.2	€ 3.8
Change in fair value	€ (0.6)	€ (4.7)